Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone:  347-401-4432

September 6, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Tower Separate Account One and

Metropolitan Tower Separate Account Two

File Nos. 811-03617 and 811-04189

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2024, of the underlying funds (the “Periodic Reports”) are incorporated herein by reference as the reports transmitted to policyowners of the Metropolitan Tower Separate Account One and Metropolitan Tower Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183; and

The Periodic Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.
Associate General Counsel
Metropolitan Tower Life Insurance Company